Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.61%
Georgia: 0.27%
Utilities revenue: 0.27%
Main Street Natural Gas, Inc. Series C144Aøø	4.00%	8-1-2052	$500,000	$486,495
Guam: 1.01%
Airport revenue: 0.19%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	325,000	336,290
Water & sewer revenue: 0.82%
Guam Government Waterworks Authority	5.00	1-1-2046	500,000	509,833
Guam Government Waterworks Authority Wastewater System Series A	5.00	7-1-2044	885,000	963,825
				1,473,658
				1,809,948
Illinois: 0.18%
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	317,180
Minnesota: 96.22%
Airport revenue: 1.61%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	511,804
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,071,533
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,028,536
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	255,267
				2,867,140
Education revenue: 20.04%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	685,885
City of Cologne Cologne Academy Series A	5.00	7-1-2029	590,000	590,332
City of Cologne Cologne Academy Series A	5.00	7-1-2034	500,000	499,997
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	984,879
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	124,228
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	99,105
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	98,945
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	403,039
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	502,233
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	501,181
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	355,702
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	620,084
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	600,665
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	562,408
City of Moorhead Concordia College	5.00	12-1-2025	1,055,000	1,057,255
City of Otsego Kaleidoscope Charter School Series A	4.15	9-1-2024	95,000	94,470
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,066,951
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,008,987
City of St. Cloud Athlos Academy Series A144A	5.25	6-1-2032	355,000	355,440
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	684,102
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	381,919
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00%	3-1-2028	$125,000	$120,001
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	368,553
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,016,705
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,498,495
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	910,867
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	667,757
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	533,906
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	403,512
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	908,326
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	330,000	330,018
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,020,076
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2028	400,000	422,069
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2030	500,000	532,214
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	581,419
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,018,341
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	207,845
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	176,196
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	203,325
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	200,000	202,257
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,711,185
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	507,575
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	796,288
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2029	750,000	777,700
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	775,556
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	306,277
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,040,285
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	853,800
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	588,026
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	717,413
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	517,910
See accompanying notes to portfolio of investments
2 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Office of Higher Education AMT	5.00%	11-1-2033	$1,000,000	$1,091,475
University of Minnesota Series A	5.00	4-1-2034	270,000	297,081
University of Minnesota Series A	5.00	8-1-2035	500,000	612,598
University of Minnesota Series A	5.00	9-1-2042	770,000	800,933
				35,793,791
GO revenue: 24.05%
Alexandria Lake Area Sanitation District (AGM Insured)	4.13	2-1-2044	325,000	316,311
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	101,359
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	222,125
Buffalo-Hanover-Montrose Independent School District No. 877	2.85	2-1-2028	2,080,000	2,020,477
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,323,506
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	574,612
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	885,975
City of Chaska Series C	5.00	2-1-2028	235,000	252,939
City of Chaska Series C	5.00	2-1-2029	250,000	274,269
City of Chaska Series C	5.00	2-1-2030	230,000	257,493
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,643,123
City of Long Prairie Series A AMT	5.00	2-1-2025	160,000	161,771
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	190,277
City of St. Cloud Series A	4.00	2-1-2029	475,000	489,302
City of St. Cloud Series A	4.00	2-1-2030	495,000	510,825
City of St. Cloud Series B	4.00	2-1-2028	245,000	252,150
City of St. Cloud Series B	4.00	2-1-2029	255,000	262,678
City of St. Cloud Series B	4.00	2-1-2030	260,000	268,241
County of Hennepin City of Springfield Electric Revenue Series A	5.00	12-1-2033	250,000	284,814
County of Hennepin Series A	5.00	12-1-2033	160,000	172,991
County of Hennepin Series A	5.00	12-1-2037	910,000	972,360
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,030,674
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,693,898
County of Hennepin Series B	5.00	12-1-2029	450,000	472,308
County of Hennepin Series B	5.00	12-15-2031	1,260,000	1,391,872
County of Hennepin Series C	5.00	12-1-2031	2,000,000	2,097,577
County of Ramsey Series B	5.00	2-1-2034	1,950,000	2,282,066
County of Rice Series A	4.00	2-1-2048	1,500,000	1,466,414
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	728,660
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	330,383
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,828,137
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	974,258
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	819,583
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	807,935
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	471,655
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	175,576
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	170,288
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	548,645
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	279,572
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	275,402
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,161,010
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Nashwauk Keewatin Independent School District No. 319 Series A	5.00%	2-1-2030	$250,000	$282,325
Nashwauk Keewatin Independent School District No. 319 Series A	5.00	2-1-2031	325,000	373,875
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2030	275,000	309,765
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	465,000	532,734
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	289,944
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	361,840
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	465,070
Roseville Independent School District No. 623 Series A	5.00	2-1-2031	2,090,000	2,200,185
Russell Tyler Ruthton Independent School District No. 2902 Series A	5.00	2-1-2030	1,620,000	1,793,528
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	202,236
St. Cloud Independent School District No. 742 Series B	5.00	2-1-2031	200,000	225,091
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,939,112
State of Minnesota Series B	3.25	8-1-2034	140,000	140,006
State of Minnesota Series B	4.00	8-1-2031	250,000	260,867
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,014,955
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,115,553
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	448,837
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	540,693
				42,940,127
Health revenue: 21.99%
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2026	750,000	754,709
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2027	500,000	502,996
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2029	300,000	301,626
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	880,816
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	517,396
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	747,931
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	229,224
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	666,915
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2029	1,000,000	1,085,614
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group Series A	5.00	11-15-2029	1,000,000	1,045,147
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	990,631
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,102,731
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,093,566
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	407,864
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,144,820
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,005,476
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	558,588
City of Rochester Mayo Clinic	5.00	11-15-2057	3,000,000	3,235,544
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.66	11-15-2038	2,400,000	2,400,000
See accompanying notes to portfolio of investments
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85%	11-1-2058	$740,000	$720,995
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2024	420,000	421,291
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	701,977
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,873
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	1,550,000	1,600,508
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2031	2,000,000	2,068,446
City of Wadena Astera Health Series A	5.00	12-1-2045	1,900,000	2,030,166
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	658,645
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,458,662
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,557,464
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	590,450
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	506,738
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	527,642
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	731,480
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,039,531
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,659,141
				39,270,603
Housing revenue: 12.59%
City of Forest Lake Kilkenny Senior Housing LPø	3.73	8-15-2038	3,580,000	3,580,000
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	862,143
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	505,054
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	888,793
City of Plymouth Lancaster Village Apartments LP LLPø	3.72	9-15-2031	2,865,000	2,865,000
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	316,730
Minnesota Housing Finance Agency Series A	5.00	8-1-2027	1,665,000	1,673,672
Minnesota Housing Finance Agency Series A	5.00	8-1-2032	500,000	502,224
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	353,349
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	524,480
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	1,000,000	1,008,263
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	216,534
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	571,505
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	440,529
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	3,055,000	3,241,511
See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65%	7-1-2041	$1,000,000	$1,034,265
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016144Aø	3.76	11-15-2032	3,900,000	3,900,000
				22,484,052
Miscellaneous revenue: 7.02%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,000,570
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	249,420
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	248,539
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	294,155
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,070,656
Duluth Independent School District No. 709 Series A COP	4.00	3-1-2026	700,000	710,877
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	407,333
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	747,405
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	279,788
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	288,811
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	297,154
Minneapolis Special School District No. 1 Series A COP	5.00	4-1-2024	300,000	300,000
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,516,154
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2026	500,000	503,464
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2027	1,000,000	1,009,383
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2025	215,000	215,463
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	505,426
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	353,769
State of Minnesota State Office Building Project COP	5.00	11-1-2043	1,500,000	1,687,290
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	857,627
				12,543,284
Transportation revenue: 0.61%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	529,163
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	550,468
				1,079,631
Utilities revenue: 7.75%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	351,421
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	343,526
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	233,289
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2031	350,000	391,362
City of Elk River Electric Revenue Series B	5.00	8-1-2028	300,000	325,913
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	515,334
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,512,689
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	507,000
Northern Municipal Power Agency	5.00	1-1-2025	320,000	323,170
Northern Municipal Power Agency	5.00	1-1-2031	350,000	359,869
See accompanying notes to portfolio of investments
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Northern Municipal Power Agency		5.00%	1-1-2036	$100,000	$104,664
Northern Municipal Power Agency		5.00	1-1-2041	400,000	411,657
Northern Municipal Power Agency Series A		4.00	1-1-2028	450,000	450,200
Northern Municipal Power Agency Series A		5.00	1-1-2031	745,000	747,139
Southern Minnesota Municipal Power Agency Badger Coulee Project Series A		5.00	1-1-2032	700,000	786,643
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2029	1,640,000	1,685,118
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2031	520,000	534,484
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2041	480,000	488,217
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2027	100,000	96,777
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2034	225,000	209,613
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2028	400,000	411,224
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2041	500,000	478,255
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A		5.00	1-1-2049	1,500,000	1,552,305
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2034	1,000,000	1,024,772
					13,844,641
Water & sewer revenue: 0.56%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,000,000	1,003,125
					171,826,394
New York: 0.12%
Health revenue: 0.12%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	210,000	214,084
Puerto Rico: 0.81%
Health revenue: 0.81%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		4.00	7-1-2037	275,000	261,578
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00	7-1-2028	760,000	794,873
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00	7-1-2031	365,000	395,072
					1,451,523
Total municipal obligations (Cost $179,844,360)					176,105,624
Total investments in securities (Cost $179,844,360)	98.61%				176,105,624
Other assets and liabilities, net	1.39				2,475,575
Total net assets	100.00%				$178,581,199

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

See accompanying notes to portfolio of investments
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—March 31, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
8 | Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$176,105,624	$0	$176,105,624
Total assets	$0	$176,105,624	$0	$176,105,624
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Minnesota Tax-Free Fund | 9